Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 22,129	$ 17,032	$ 15,508
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2,447	2,440	2,014
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 19,682	$ 14,592	$ 13,494